UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2013 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 79.1%
Banks - 0.0%
Waterstone Financial *	200	$1,654

Chemicals - 3.3%
E.I. Du Pont de Nemours	27,700	1,361,732

Consumer Discretionary - 1.7%
Cablevision Systems, Class A	25,300	378,488
DreamWorks Animation SKG, Class A *	16,000	303,360
		681,848
Consumer Staples - 13.7%
Beam	10,200	648,108
Campbell Soup	15,600	707,616
Coca Cola Enterprises	13,900	513,188
Dole Food Company *	10,800	117,720
Energizer Holdings	5,000	498,650
Hillshire Brands	8,980	315,647
Sysco	10,400	365,768
Tootsie Roll Industries	25,797	771,578
Walgreen	19,100	910,688
Wal-Mart Stores	10,400	778,232
		5,627,195
Diversified Financial Services - 0.2%
CIT Group *	1,800	78,264

Energy - 10.6%
Clayton Williams Energy *	9,200	402,316
ConocoPhillips	16,700	1,003,670
Hess	22,600	1,618,386
Murphy Oil	11,800	752,014
Repsol YPF - ADR	11,848	241,581
Talisman Energy	16,600	203,350
WPX Energy *	8,400	134,568
		4,355,885
Healthcare - 8.5%
Abbott Laboratories	15,200	536,864
AbbVie	5,100	207,978
Hospira *	7,200	236,376
Johnson & Johnson	15,500	1,263,715
Pfizer	42,600	1,229,436
		3,474,369
Industrials - 1.5%
Curtiss-Wright	12,400	430,280
Fortune Brands Home & Security *	4,400	164,692
		594,972
Information Technology - 6.3%
Automatic Data Processing	22,900	1,488,958
Corning	46,900	625,177
Microsoft	5,300	151,633
Paychex	1,600	56,112
Xerox	31,500	270,900
		2,592,780
Insurance - 13.9%
Alterra Capital Holdings	5,600	176,400
American International Group *	7,200	279,504
Arch Capital Group *	4,000	210,280
Aspen Insurance Holdings	7,800	300,924
Berkshire Hathaway, Class B *	5,800	604,360
CNA Financial	8,600	281,134
Donegal Group, Class A	7,900	120,633
First American Financial	12,300	314,511
Loews	22,700	1,000,389
Montpelier Re Holdings	16,400	427,220
Platinum Underwriters Holdings	25,600	1,428,736
State Auto Financial	32,700	569,634
		5,713,725
Metals & Mining - 6.4%
AngloGold Ashanti - ADR	12,100	284,955
AuRico Gold	2,420	15,222
Barrick Gold	23,300	685,020
Gold Fields - ADR	92,300	715,325
Newmont Mining	18,300	766,587
Sibanye Gold - ADR *	24,325	137,436
		2,604,545
Paper & Forest Products - 3.0%
Domtar	14,301	1,110,044
Neenah Paper	3,700	113,812
		1,223,856
Real Estate - 3.1%
Forestar Group *	21,100	461,246
Post Properties	16,800	791,280
		1,252,526
Telecommunication Services - 1.4%
Telephone & Data Systems	27,800	585,746

Utilities - 5.5%
FirstEnergy	9,754	411,618
NRG Energy	25,701	680,819
Public Service Enterprise Group	16,200	556,309
TECO Energy	14,000	249,480
UNS Energy	7,658	374,783
		2,273,009
Total Common Stocks
(Cost $28,442,533)		32,422,106

CONVERTIBLE BONDS - 16.0%	Par
Consumer Staples - 2.7%
Archer Daniels
0.875%, 02/15/2014	$725,000	732,250
Chiquita Brands
4.250%, 08/15/2016	150,000	136,875
Molson Coors Brewing
2.500%, 07/30/2013	75,000	77,391
Smithfield Foods
4.000%, 06/30/2013	150,000	176,438
		1,122,954
Diversified Financial Services - 2.6%
Janus Capital Group
3.250%, 07/15/2014	425,000	445,719
PHH
4.000%, 09/01/2014	550,000	604,656
		1,050,375
Energy - 2.0%
InterOil
2.750%, 11/15/2015	25,000	24,406
USEC
3.000%, 10/01/2014	2,375,000	807,500
		831,906
Healthcare - 2.7%
Charles River Laboratories International
2.250%, 06/15/2013	575,000	579,672
Chemed
1.875%, 05/15/2014	275,000	301,984
Endo Health Solutions
1.750%, 04/15/2015	25,000	29,797
Hologic
2.000%, 12/15/2037	150,000	181,125
		1,092,578
Industrials - 2.5%
Alliant Techsystems
3.000%, 08/15/2024	175,000	189,875
L-3 Communications
3.000%, 08/01/2035	125,000	126,406
Trinity Industries
3.875%, 06/01/2036	600,000	719,625
		1,035,906
Information Technology - 1.0%
Comtech Telecommunications
3.000%, 05/01/2029	400,000	409,500

Metals & Mining - 1.8%
Horsehead Holding
3.800%, 07/01/2017	50,000	50,188
Newmont Mining
1.250%, 07/15/2014	225,000	252,141
Northgate Minerals
3.500%, 10/01/2016	50,000	51,469
RTI International
3.000%, 12/01/2015	325,000	375,983
		729,781
Real Estate - 0.7%
Forestar Group
3.750%, 03/01/2020	250,000	292,031

Total Convertible Bonds
(Cost $7,529,691)		6,565,031

CORPORATE BONDS - 1.5%
Utilities - 1.5%
Edison Mission Energy
7.750%, 06/15/2016 (a)	200,000	106,250
7.000%, 05/15/2017 (a)	925,000	494,875

Total Corporate Bonds
(Cost $928,378)		601,125

SHORT-TERM INVESTMENT - 3.8%	Shares
Invesco Treasury Portfolio, 0.020% ^
(Cost $1,558,959)	1,558,959	1,558,959

Total Investments - 100.4%
(Cost $38,459,561)		41,147,221
Other Assets and Liabilities, Net - (0.4%)		(146,034)
Total Net Assets - 100.0%		$41,001,187

*	Non-income producing security
(a)	Security in default
ADR	American Depository Receipt
^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2013.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2013, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$32,422,106	$-	$-	$32,422,106
Convertible Bonds	-	6,565,031	-	6,565,031
Corporate Bonds	-	601,125	-	601,125
Short-Term Investment	1,558,959	-	-	1,558,959
Total Investments	$33,981,065	$7,166,156	$-	$41,147,221

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2013, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments March 31, 2013 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 91.7%
Banks - 14.0%
AJS Bancorp* (a)	8,958	$90,476
Cape Bancorp	3,700	33,892
Central Pacific Financial *	31,800	499,260
Chicopee Bancorp	26,200	440,160
City National	6,500	382,915
Clifton Savings Bancorp	27,200	338,912
Fifth Third Bancorp	50,600	825,286
First Connecticut Bancorp	22,300	328,479
First Defiance Financial	29,000	676,280
Fox Chase Bancorp	24,702	417,217
Greenhill & Co.	5,300	282,914
HomeTrust Bancshares *	68,800	1,087,040
Metro Bancorp *	18,780	310,621
Ocean Shore Holding	25,072	376,080
OceanFirst Financial	76,600	1,104,571
OmniAmerican Bancorp *	9,500	240,160
Oritani Financial	66,750	1,033,958
PacWest Bancorp	18,100	526,891
Peoples Federal Bancshares	14,980	286,118
United Financial Bancorp	37,100	563,920
Virginia Commerce Bancorp *	29,800	418,690
Washington Trust Bancorp	26,300	720,094
Westfield Financial	97,900	761,662
		11,745,596
Chemicals - 1.8%
H.B. Fuller	19,000	742,520
RPM International	24,500	773,710
		1,516,230
Consumer Discretionary - 3.5%
Gentex	18,100	362,181
Home Depot	10,800	753,624
Hyatt Hotels, Class A *	18,300	791,109
Jack in the Box *	12,700	439,293
Matthews International, Class A	17,700	617,553
		2,963,760
Consumer Staples - 10.9%
Church & Dwight	12,400	801,412
Crimson Wine Group *	5,970	55,521
De Master Blenders *	49,800	769,228
Harris Teeter Supermarkets	9,700	414,287
Hillshire Brands	42,260	1,485,439
J & J Snack Foods	13,400	1,030,326
Lancaster Colony	18,000	1,386,000
Monster Beverage *	8,400	401,016
PepsiCo	11,800	933,498
Post Holdings *	20,400	875,772
Wal-Mart Stores	13,800	1,032,654
		9,185,153
Containers & Packaging - 1.4%
Silgan Holdings	25,700	1,214,325

Diversified Financial Services - 9.3%
Citigroup	13,070	578,217
Franklin Resources	18,100	2,729,661
IntercontinentalExchange *	1,600	260,912
Invesco	58,900	1,705,744
Legg Mason	7,900	253,985
Leucadia National	59,700	1,637,571
PICO Holdings *	28,600	634,920
		7,801,010
Energy - 5.7%
Clayton Williams Energy *	8,900	389,197
Hess	35,700	2,556,477
Murphy Oil	29,600	1,886,408
		4,832,082
Healthcare - 5.4%
Haemonetics *	7,800	324,948
Johnson & Johnson	9,000	733,770
Merck & Co.	18,948	838,070
Molina Healthcare *	10,850	334,940
Patterson Companies	22,100	840,684
Pfizer	23,200	669,552
WellPoint	12,300	814,629
		4,556,593
Industrials - 4.7%
Alliant Techsystems	7,600	550,468
Celadon Group	54,300	1,132,698
CIRCOR International	21,240	902,700
Northrop Grumman	6,000	420,900
Tyco International	29,300	937,600
		3,944,366
Information Technology - 10.2%
BMC Software *	21,300	986,829
Cisco Systems	17,700	370,107
EMC *	17,400	415,686
Global Cash Access Holdings *	79,500	560,475
Maxim Integrated Products	28,500	930,525
Microsoft	17,100	489,231
NetApp *	28,900	987,224
Paychex	28,700	1,006,509
Symantec *	59,500	1,468,460
VeriSign *	9,700	458,616
Xilinx	23,800	908,446
		8,582,108
Insurance - 16.1%
Arthur J. Gallagher	27,200	1,123,632
Aspen Insurance Holdings	33,600	1,296,288
Axis Capital Holdings	36,800	1,531,616
Catlin Group	29,427	232,955
Chubb	12,800	1,120,384
CNA Financial	51,900	1,696,611
Endurance Specialty Holdings	11,700	559,377
Infinity Property & Casualty	7,300	410,260
MetLife	12,500	475,250
Montpelier Re Holdings	16,200	422,010
Platinum Underwriters Holdings	38,700	2,159,847
Progressive	48,400	1,223,068
W.R. Berkley	11,500	510,255
XL Group	25,500	772,650
		13,534,203
Metals & Mining - 3.0%
Gold Fields - ADR	39,800	308,450
Kinross Gold	54,600	432,978
Newmont Mining	40,300	1,688,167
Sibanye Gold - ADR *	9,950	56,218
Victoria Gold *	96,500	17,109
		2,502,922
Paper & Forest Products - 0.7%
Domtar	7,200	558,864

Real Estate - 1.3%
Forestar Group *	21,300	465,618
Howard Hughes *	3,300	276,573
Thomas Properties Group	74,700	383,211
		1,125,402
Utilities - 3.7%
Empire District Electric	23,500	526,400
NV Energy	14,900	298,447
Public Service Enterprise Group	25,000	858,500
TECO Energy	52,600	937,332
UIL Holdings	11,800	467,162
		3,087,841
Total Common Stocks
(Cost $62,816,303)		77,150,455

CONVERTIBLE BONDS - 0.7%	Par
Industrials - 0.4%
Alliant Techsystems
3.000%, 08/15/2024	$325,000	352,625
Real Estate - 0.3%
Forestar Group
3.750%, 03/01/2020	200,000	233,625
Total Convertible Bonds
(Cost $538,309)		586,250

SHORT-TERM INVESTMENT - 7.9%	Shares
Invesco Treasury Portfolio, 0.020% ^
(Cost $6,622,384)	6,622,384	6,622,384

Total Investments - 100.3%
(Cost $69,976,996)		84,359,089
Other Assets and Liabilities, Net - (0.3%)		(258,665)
Total Net Assets - 100.0%		$84,100,424

*	Non-income producing security
(a)
Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2013, the fair value of this investment was $90,476 or 0.1% of total net assets. Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
AJS Bancorp	8,958	08/08-01/11	$119,698

ADR	American Depository Receipt
^	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2013.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2013, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$77,059,979	$90,476	$-	$77,150,455
Convertible Bonds	-	586,250	-	586,250
Short-Term Investment	6,622,384	-	-	6,622,384
Total Investments	$83,682,363	$676,726	$-	$84,359,089

Transfers between levels are recognized at the beginning of the reporting period. During the period ended March 31, 2013, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$38,459,561	$69,976,996

Gross unrealized appreciation	6,422,242	15,873,712
Gross unrealized depreciation	(3,734,582)	(1,491,619)
Net unrealized appreciation	$2,687,660	$14,382,093

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date 5/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
John D. Gillespie, President

Date 5/20/2013

By (Signature and Title) /s/ Peter N. Perugini
Peter N. Perugini, Treasurer

Date 5/20/2013